Equity - Summary of the Warrants (Parenthetical) (Details) - Dragasac Warrant	12 Months Ended
Dec. 31, 2021 $ / shares
Stockholders Equity Details [Line Items]
Exercise price of warrant	$ 6.77
Class A Common Stock
Stockholders Equity Details [Line Items]
Exercise price of warrant	$ 6.77
Warrants per share, percentage	80.00%
Description of exercise price	The exercise price is the lesser of $6.77 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.